Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 63,671	₱ 95,747
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	80,873	112,486
Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,369	51,654
Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	26,106	27,821
Financial instruments at amortized cost [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	43,308	44,560
Financial instruments at amortized cost [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,504	2,686
Financial instruments at amortized cost [Member] | Costs [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	150
Financial instruments at amortized cost [Member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	314	1,165
Financial instruments at amortized cost [Member] | Costs [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,178	19,444
Financial instruments at amortized cost [Member] | Costs [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,005	11,073
Financial instruments at amortized cost [Member] | Costs [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,896	4,225
Financial instruments at amortized cost [Member] | Costs [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	889	270
Financial instruments at amortized cost [Member] | Costs [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,372	5,547
Financial instruments at FVPL [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,277	11,919
Financial instruments at FVPL [Member] | Costs [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,866	6,833
Financial instruments at FVPL [Member] | Costs [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,369	4,763
Financial instruments at FVPL [Member] | Costs [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31	227
Financial instruments at FVPL [Member] | Costs [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8
Financial instruments at FVPL [Member] | Costs [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	83
Financial instruments at FVPL [Member] | Costs [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2	13
Financial instruments at FVOCI [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial instruments at FVOCI [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	56,680	88,345
Financial assets neither past due nor impaired [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,369	51,654
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	19,115	20,419
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,199	2,447
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	150
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	314	1,165
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,914	7,702
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	5,693	4,325
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	874	1,443
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	414	78
Financial assets neither past due nor impaired [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,557	3,109
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,277	11,919
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,866	6,833
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Financial assets at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,369	4,763
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Interest rate swap contract [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	31	227
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Long-term currency swap [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1	83
Financial assets neither past due nor impaired [member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2	13
Financial assets neither past due nor impaired [member] | Financial instruments at FVOCI [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial assets neither past due nor impaired [member] | Financial instruments at FVOCI [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,919	4,353
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,991	7,402
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,006	3,262
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,006	3,262
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	994	1,747
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	705	957
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	41	139
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	103	52
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	163	367
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,247	398
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,247	398
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	62
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	770	101
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	26	131
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	21
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	61	83
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,738	3,742
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,738	3,742
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7	3
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	428	109
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,220	1,181
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	578	1,593
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	43	42
Financial assets past due but not impaired [member] | Later than three months [member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,462	814
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Impaired [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,202	16,739
Impaired [Member] | Financial instruments at amortized cost [Member] | Other financial assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	298	236
Impaired [Member] | Financial instruments at amortized cost [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	10,692	9,824
Impaired [Member] | Financial instruments at amortized cost [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,617	4,509
Impaired [Member] | Financial instruments at amortized cost [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	377	919
Impaired [Member] | Financial instruments at amortized cost [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	89	77
Impaired [Member] | Financial instruments at amortized cost [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,129	₱ 1,174